Segment Disclosures - Additional Information (Detail) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Number of operating segments	2	2
Number of reportable segments	1	1